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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year or Quarter Ended 30th June 2008.

If amended report check here: ||

DnB NOR ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

200 Park Ave., 31st Fl.                        New York    NY           10166
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Kim Dalton              212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of August, 2008.

                                          DnB NOR ASSET MANAGEMENT (US), INC.
                                      -----------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Kim Dalton
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              106

Form 13F Information Table Value Total:    3,099,226,130

                                                                                                                  Item 7: Managers
                                                                                 Item 6: Investment Discretion    Voting Authority
           Item 1                Item 2        Item 3     Item 4      Item 5    ------------------------------ ---------------------
----------------------------- -------------- --------- ------------- ----------                        Shared     Sole   Shared None
        Name of Sec           Title of Class  Cusip No    Fair Mv     SH/PRN     Sole (a) Shared (b) Other (c)    (a)     (b)    (c)
----------------------------- -------------- --------- ------------- ---------- --------- ---------- --------- --------- ------ ----
Abbott Laboratories               Common     002824100    31,812,352    600,573   600,573                        600,573
Abercrombie & Fitch               Common     002896207    13,109,146    209,144   209,144                        209,144
AES Corp                          Common     00130H105    29,891,279  1,556,027 1,556,027                      1,556,027
Alcoa Inc                         Common     013817101    43,027,535  1,207,960 1,207,960                      1,207,960
Allstate Corporation              Common     020002101     6,691,062    146,766   146,766                        146,766
American Electric Power Co        Common     025537101    17,288,521    429,742   429,742                        429,742
American Express                  Common     025816109    11,163,015    296,337   296,337                        296,337
American International
Group Inc                         Common     026874107    25,469,179    962,554   962,554                        962,554
Amerisourcebergen Corp            Common     03073E105    11,942,814    298,645   298,645                        298,645
Anadarko Petroleum
Corporation                       Common     032511107    16,430,299    219,539   219,539                        219,539
AT&T Inc                          Common     00206R102    80,000,510  2,374,607 2,374,607                      2,374,607
Bank of America Corporation       Common     060505104    26,903,137  1,127,069 1,127,069                      1,127,069
Barr Laboratories                 Common     068306109    11,519,833    255,542   255,542                        255,542
BB and T Corporation              Common     054937107    14,137,210    620,870   620,870                        620,870
Becton Dickinson and Company      Common     075887109    30,981,316    381,074   381,074                        381,074
Bed Bath and  Beyond              Common     075896100     7,701,985    274,092   274,092                        274,092
Berkley (W.R.) Corp               Common     084423102    13,354,198    552,740   552,740                        356,555
Blue Nile Inc.                    Common     09578R103     3,605,186     84,788    84,788                         84,788
Bristol Myers Squibb Company      Common     110122108     8,419,907    410,127   410,127                        410,127
Capital One Financial             Common     14040H105     6,195,820    163,005   163,005                        163,005
Cardinal Health                   Common     14149Y108    28,276,362    548,204   548,204                        548,204
Celgene Corp                      Common     151020104    13,703,883    214,559   214,559                        214,559
CenterPoint Energy Inc            Common     15189T107     3,326,475    207,257   207,257                        207,257
Chevron Corp                      Common     166764100    55,162,375    556,465   556,465                        556,465
Cisco Systems                     Common     17275R102    47,275,438  2,032,478 2,032,478                      2,032,478
Citigroup Inc                     Common     172967101    21,308,312  1,271,379 1,271,379                      1,271,379
CMS Energy Corp                   Common     125896100       302,917     20,330    20,330                         20,330
Coca Cola Company                 Common     191216100    86,353,334  1,661,280 1,661,280                      1,661,280
ConocoPhillips                    Common     20825C104    83,554,972    885,210   885,210                        885,210
Cooper Industries Inc             Common     G24182100     3,531,379     89,402    89,402                         89,402
CVS Caremark Corp                 Common     126650100    57,889,723  1,462,970 1,462,970                      1,462,970
Dell Inc.                         Common     24702R101    22,717,151  1,038,261 1,038,261                      1,038,261
E I du Pont de Nemours and Co     Common     263534109    24,165,856    563,438   563,438                        563,438
eBay Inc                          Common     278642103    41,191,721  1,507,198 1,507,198                      1,507,198
Eli Lilly and Co                  Common     532457108    20,073,322    434,864   434,864                        434,864
Emerson Electric                  Common     291011104    17,687,276    357,680   357,680                        357,680
Exxon Mobil Corporation           Common     30231G102   174,682,473  1,982,100 1,982,100                      1,982,100
Fairpoint Communications Inc      Common     305560104       120,061     16,652    16,652                         16,652
FEI Company                       Common     30241L109       337,098     14,798    14,798                         14,798
Garmin                            Common     G37260109    17,705,044    413,283   413,283                        413,283
General Electric Company          Common     369604103   183,118,649  6,860,946 6,860,946                      6,860,946
Genworth Financial CL A           Common     37247D106     9,233,238    518,430   518,430                        518,430
Genzyme Corporation               Common     372917104    22,816,296    316,805   316,805                        316,805
Google Inc                        Common     38259P508    36,248,228     68,858    68,858                         68,858
Guess? Inc                        Common     401617105     9,302,880    248,408   248,408                        248,408
Hartford Financial
Services Group                    Common     416515104     6,260,062     96,950    96,950                         96,950
Hewlett Packard Company           Common     428236103    33,881,616    766,379   766,379                        766,379
HOST HOTELS AND RESORTS INC.      Common     44107P104     4,300,241    315,036   315,036                        315,036
IBM                               Common     459200101    99,798,111    841,965   841,965                        841,965
Intel Corporation                 Common     458140100    57,914,741  2,696,217 2,696,217                      2,696,217
Intercontinetal Exchange Inc.     Common     45865V100     5,490,354     48,161    48,161                         48,161
Interface Inc.                    Common     458665106     3,091,113    246,697   246,697                        246,697
International Rectifier           Common     460254105    38,636,794  2,012,333 2,012,333                      2,012,333
J P Morgan Chase and Co           Common     46625H100    31,369,359    914,292   914,292                        914,292
Johnson and Johnson               Common     478160104    68,774,441  1,068,922 1,068,922                      1,068,922
Johnson Controls                  Common     478366107    15,299,289    533,448   533,448                        533,448
KBR Inc                           Common     48242W106     1,640,177     46,983    46,983                         46,983
Kraft Foods Inc                   Common     50075N104    15,231,020    535,361   535,361                        535,361

                                                                                                                  Item 7: Managers
                                                                                 Item 6: Investment Discretion    Voting Authority
           Item 1                Item 2        Item 3     Item 4      Item 5    ------------------------------ ---------------------
----------------------------- -------------- --------- ------------- ----------                        Shared     Sole   Shared None
        Name of Sec           Title of Class  Cusip No    Fair Mv     SH/PRN     Sole (a) Shared (b) Other (c)    (a)     (b)    (c)
----------------------------- -------------- --------- ------------- ---------- --------- ---------- --------- --------- ------ ----
Lehman Brothers Holdings Inc      Common     524908100     3,149,691    158,995   158,995                        158,995
Liberty Global Inc                Common     530555101    10,982,271    349,420   349,420                        349,420
Life Time Fitness                 Common     53217R207    27,392,584    926,991   926,991                        926,991
Manpower Inc                      Common     56418H100     3,266,157     56,081    56,081                         56,081
Marathon Oil Corporation          Common     565849106    63,565,751  1,225,482 1,225,482                      1,225,482
Medtronic                         Common     585055106    57,362,909  1,108,462 1,108,462                      1,108,462
Merck and Company                 Common     589331107    71,157,099  1,887,957 1,887,957                      1,887,957
MF Global Ltd                     Common     G60642108    12,692,079  2,011,423 2,011,423                      2,011,423
Microsoft Corporation             Common     594918104   193,608,117  7,037,736 7,037,736                      7,037,736
Millicom International
Cellular SA                       Common     003870570    18,395,366    177,733   177,733                        177,733
Morgans Hotel Group               Common     61748W108     3,915,535    380,149   380,149                        380,149
Nanosphere Inc.                   Common     63009F105     4,388,167    558,291   558,291                        558,291
News Corp CL A When Iss           Common     65248E104    21,354,499  1,419,847 1,419,847                      1,419,847
Northern Trust Corporation        Common     665859104    22,121,916    322,618   322,618                        322,618
Oracle Corporation                Common     68389X105    33,652,815  1,602,515 1,602,515                      1,602,515
Penske Auto Group INC             Common     70959W103     2,644,046    179,379   179,379                        179,379
Pfizer Inc                        Common     717081103    47,435,313  2,715,244 2,715,244                      2,715,244
PNC Financial Services Group      Common     693475105    22,550,617    394,932   394,932                        394,932
Polycom Inc                       Common     73172K104    49,981,897  2,051,802 2,051,802                      2,051,802
Procter and Gamble Company        Common     742718109   103,484,634  1,701,770 1,701,770                      1,701,770
Prudential Financial              Common     744320102     7,479,149    125,195   125,195                        125,195
QLogic Corp                       Common     747277101       358,812     24,593    24,593                         24,593
Qualcomm Inc                      Common     747525103    17,885,414    403,097   403,097                        403,097
Quest Diagnostics Inc             Common     74834L100    12,741,745    262,879   262,879                        262,879
Rowan Company Inc                 Common     779382100    31,126,010    665,797   665,797                        665,797
Safeway Inc                       Common     786514208    16,909,023    592,260   592,260                        592,260
Schering Plough Corporation       Common     806605101    51,138,612  2,597,187 2,597,187                      2,597,187
Sherwin Williams Co               Common     824348106     8,019,470    174,602   174,602                        174,602
Simon Property Group Inc          Common     828806109     3,106,598     34,560    34,560                         34,560
SLM Corporation                   Common     78442P106     5,433,228    280,787   280,787                        280,787
SPX Corp                          Common     784635104     1,935,641     14,694    14,694                         14,694
St Jude Medical                   Common     790849103    13,642,433    333,719   333,719                        333,719
Starbucks Corp                    Common     855244109     6,988,056    443,968   443,968                        443,968
State Street Corporation          Common     857477103    24,110,856    376,791   376,791                        376,791
Tesoro Corp                       Common     881609101    18,819,814    951,938   951,938                        951,938
Time Warner Inc                   Common     887317105    79,726,875  5,386,951 5,386,951                      5,386,951
Toll Brothers                     Common     889478103     3,567,859    190,489   190,489                        190,489
Union Pacific Corporation         Common     907818108    41,171,736    545,321   545,321                        545,321
UnitedHealth Group
Incorporated                      Common     91324P102    20,138,764    767,191   767,191                        767,191
US Bancorp                        Common     902973304    13,904,002    498,530   498,530                        498,530
Utd Therapeut                     Common     91307C102     8,929,560     91,351    91,351                         91,351
Valero Energy Corp                Common     91913Y100    17,051,032    414,061   414,061                        414,061
Verizon Communications Inc        Common     92343V104    66,386,293  1,875,319 1,875,319                      1,875,319
VF Corporation                    Common     918204108     2,165,865     30,428    30,428                         30,428
VistaPrint Ltd                    Common     G93762204    26,703,135    997,875   997,875                        997,875
Wachovia Corporation              Common     929903102     8,673,614    558,507   558,507                        558,507
Wells Fargo and Company           Common     949746101    20,213,198    851,082   851,082                        851,082
Wyeth                             Common     983024100    26,381,789    550,079   550,079                        550,079
                                                       ------------- ----------
                                                       3,099,226,130 91,891,278
                                                       ------------- ----------